Schedule of Outstanding Stock Options (Details) - $ / shares shares in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Employee Stock Option Exercise Price One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted Average Exercise Price	$ 0.59	$ 0.25
Number of Options Outstanding	3,977	9,999
Weighted Average Remaining Contractual Life	3 years 8 months 19 days	4 years 1 month 20 days
Employee Stock Option Exercise Price One [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted Average Exercise Price	$ 0.48	$ 0.20
Employee Stock Option Exercise Price One [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted Average Exercise Price	0.60	0.25
Employee Stock Option Exercise Price Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted Average Exercise Price	$ 2.25	$ 0.94
Number of Options Outstanding	3,500	9,107
Weighted Average Remaining Contractual Life	6 years 9 months 18 days	7 years 5 months 8 days
Employee Stock Option Exercise Price Two [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted Average Exercise Price	$ 1.80	$ 0.75
Employee Stock Option Exercise Price Two [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted Average Exercise Price	2.40	1.00
Employee Stock Option Exercise Price Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted Average Exercise Price	$ 4.01	$ 1.67
Number of Options Outstanding	467	1,342
Weighted Average Remaining Contractual Life	8 years 10 days	8 years 9 months
Employee Stock Option Exercise Price Three [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted Average Exercise Price	$ 2.41	$ 1.01
Employee Stock Option Exercise Price Three [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted Average Exercise Price	4.01	1.67
Employee Stock Option Exercise Price Four [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted Average Exercise Price	$ 7.11	$ 3.86
Number of Options Outstanding	1,719	3,466
Weighted Average Remaining Contractual Life	8 years 8 months 26 days	9 years 4 months 2 days
Employee Stock Option Exercise Price Five [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted Average Exercise Price	$ 1.89	$ 1.11
Number of Options Outstanding	9,663	23,914
Weighted Average Remaining Contractual Life	7 years 6 months 10 days	7 years 5 months 23 days
Employee Stock Option Exercise Price Five [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted Average Exercise Price	$ 0.48	$ 0.20
Employee Stock Option Exercise Price Five [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted Average Exercise Price	$ 7.11	$ 3.86